Investment Objectives and Goals	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Knollbrook Disciplined International Equity ETF (the “Portfolio”) seeks maximum long-term total return consistent with reasonable risk to principal.
Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Knollbrook Global Secured Options ETF (the “Portfolio”) seeks long-term capital appreciation and option premiums consistent with reasonable risk to principal.